Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties
Schedule of transactions with associates, joint ventures and equity investees

	Associates and	Equity
	Joint Ventures	Shares (1)	Total
31 December 2023	£m	£m	£m
Investments	668	145	813
Loans to customers- amortised cost	—	13	13
Customer deposits	2	10	12
Settlement balances	—	—	—
Other comprehensive income	—	(8)	(8)
Other operating income	(11)	—	(11)

31 December 2022
Investments	688	149	837
Loans to customers- amortised cost	—	—	—
Customer deposits	1	4	5
Settlement balances	—	34	34
Other comprehensive income	—	11	11
Other operating income	(30)	—	(30)

(1)Represents investments in entities where ownership is more than 10%